Significant Accounting Policies (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
Significant Accounting Policies [Line Items]
Equity attributable to shareholders of the Company	₪ 177	[1]	$ 51	₪ 194
Non-controlling interests	2,279	[1]	657	2,543
Total equity	2,456		$ 708	₪ 2,737	$ 789	₪ 2,601	₪ 2,766
In accordance with the previous policy [Member]
Significant Accounting Policies [Line Items]
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)	4
Equity attributable to shareholders of the Company	163
Non-controlling interests	2,209
Total equity	2,060
Change [Member]
Significant Accounting Policies [Line Items]
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)	111
Equity attributable to shareholders of the Company	14
Non-controlling interests	70
Total equity	84
In accordance with IFRS15 [Member]
Significant Accounting Policies [Line Items]
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)	115
Equity attributable to shareholders of the Company	177
Non-controlling interests	2,279
Total equity	₪ 2,144

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.